                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-137866


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                            VARIABLE SEPARATE ACCOUNT
                SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2007

    POLARIS CHOICE III VARIABLE ANNUITY (R-4180-PRO, B-4307-PRO, B-4221-PRO)
            POLARIS II PLATINUM SERIES VARIABLE ANNUITY (R-3908-PRO)
    POLARIS PLATINUM II VARIABLE ANNUITY (R-3456-PRO, R-3456-PNR, B-3483-PRO,
                      B-3884-PRO, B-4304-PRO, B-4306-PRO)
            POLARIS PREFERRED SOLUTION VARIABLE ANNUITY (R-4142-PRO)

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                          VARIABLE ANNUITY ACCOUNT FIVE
               SUPPLEMENT TO THE PROSPECTUSES DATED JULY 30, 2007

                   SEASONS ELITE VARIABLE ANNUITY (J-4502-PRO)
            SEASONS PREFERRED SOLUTION VARIABLE ANNUITY (J-4501-PRO)
                 SEASONS SELECT II VARIABLE ANNUITY (J-4498-PRO)

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                         VARIABLE ANNUITY ACCOUNT SEVEN
               SUPPLEMENT TO THE PROSPECTUSES DATED JULY 30, 2007

        POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY (R-3855-PRO)
                   POLARIS PLUS VARIABLE ANNUITY (R-2066-PRO)

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All references in the prospectus to Company pre-approval of Purchase Payment(s)
in excess of $1 million is hereby increased to $1.5 million.

THE FOLLOWING REPLACES THE LEGAL PROCEEDINGS SECTION OF THE PROSPECTUS:

Along with other companies, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax-exempt issuances. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.


Dated:  September 17, 2007



                Please keep this Supplement with your Prospectus

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